Assets Required to be Measured at Fair Value on Nonrecurring Basis and Associated Losses Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-term investments cost method, Total Losses	$ 230
Long Term Investments | Cost-method Investments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets fair value disclosure nonrecurring	185
Fair Value, Inputs, Level 3 | Long Term Investments | Cost-method Investments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets fair value disclosure nonrecurring	$ 185